Investment in joint ventures and associates	12 Months Ended
Dec. 31, 2025
Investment in Joint Ventures and Associates [Abstract]
Investment in joint ventures and associates	Investment in joint ventures and associates

	BBVA Argentina Ownership and Voting Power (in percentages)	Main Business Activity	December 31, 2025	December 31, 2024
Rombo Cía. Financiera S.A.	40.00%	Financial institution	22,445,780	13,625,569
BBVA Seguros Argentina S.A.	12.22%	Insurance	8,308,487	9,756,279
Interbanking S.A.	11.11%	Information services for financial markets	4,814,031	4,440,690
Play Digital S.A. (1)	12.16%	Development, offer and implementation of a digital payment solution	2,093,175	2,538,980
Openpay Argentina S.A. (2)	12.51%	Development, offer and implementation of a digital payment solution	905,280	970,324
TOTAL			38,566,753	31,331,842
(1)To establish the value of this investment, accounting information from Play Digital S.A. has been used as of September 30, 2025. Additionally, significant transactions carried out or events that occurred between October 1, 2025 and December 31, 2025 have been considered. Besides, on August 23, 2024, a new capital contribution was made for 427,401 (628,444 in restated values).
(2)On October 6, 2025, a capital contribution was made, amounting to 187,650 (197,761 in restated values), which was paid in in cash. It is worth mentioning that on July 4, 2024, a new capital contribution was made, amounting to 250,377 (383,511 in restated values), which was also paid in cash (See note 43).

The following table summarizes the information related to the Bank’s material joint venture:

	Rombo Compañía Financiera S.A.
	December 31, 2025	December 31, 2024
Total assets	328,725,029	123,943,688
Total liabilities	272,610,579	89,879,765
Equity	56,114,450	34,063,923
Gain / (Losses)	22,049,686	12,025,155